RS - Related Parties - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 01, 2023 shares
Related Parties [Line Items]
Revenues | €	€ 238,278,313	€ 278,267,003	€ 179,611,844
Reimbursement costs | €	€ 141,978,551	165,897,761	€ 181,456,484
Minimum shareholding percentage	30.00%
Weighted target performance achievement	1.5971
Key management personnel compensation | €	€ 18,334,562	9,890,841
Long-term incentive compensation | €	10,060,828	1,317,464
Post-employment benefits | €	€ 416,054	405,922
Performance share
Related Parties [Line Items]
Target achievement	100.00%
2023 April Performance Share Unit Program
Related Parties [Line Items]
Exercises (in shares)	0
Additions (in shares)	982,783
2023 October Performance Shares Unit Program
Related Parties [Line Items]
Exercises (in shares)	0
Additions (in shares)	40,086
April 2019 Long-Term Incentive Program
Related Parties [Line Items]
Exercises (in shares)	12,295
Additions (in shares)	0
Associates
Related Parties [Line Items]
Revenues | €	€ 3,800,000
Reimbursement costs | €	5,800,000
Receivables due from associates | €	€ 500,000
Management Board
Related Parties [Line Items]
Percentage of fixed annual gross salary for retirement plan benefit	0.10
Percentage of fixed annual gross salary for provident fund	0.10
Key management personnel compensation | €	€ 8,279,615	9,159,782
Performance-unrelated compensation | €	1,955,735	2,738,488
Performance-related compensation | €	1,898,880	1,821,294
Long-term incentive compensation | €	4,425,000	4,600,000
Post-employment benefits | €	0	320,248
Compensation of former employees | €	€ 900,000	1,400,000
Exercises (in shares)	0
Additions (in shares)	0
Management Board | 2023 April Performance Share Unit Program
Related Parties [Line Items]
Performance share units granted (in shares)				241,666
Management Board | 2023 October Performance Shares Unit Program
Related Parties [Line Items]
Performance share units granted (in shares)				28,571
Management Board | April 2019 Long-Term Incentive Program
Related Parties [Line Items]
Number of performance shares (in shares)	12,295
Key management personnel
Related Parties [Line Items]
Accrued expenses for payments to key management personnel | €	€ 3,700,000	3,100,000
Liabilities from share-based payment transactions | €	€ 9,100,000	€ 2,000,000
Executive committee
Related Parties [Line Items]
Exercisable stock options (in shares)	10,589
Number of restricted shares exercisable in share based payment arrangement (in shares)	47,916
Performance share units (in shares)	0
Executive committee | 2019 stock option plans
Related Parties [Line Items]
Exercisable stock options (in shares)	1,220
Maximum term for exercise options	3 years
Exercises (in shares)	0
Additions (in shares)	0
Transfer of performance shares to beneficiaries period	6 months
Executive committee | April 2019 Long-Term Incentive Program
Related Parties [Line Items]
Number of performance shares (in shares)	157
Executive committee and management board | April 2019 Long-Term Incentive Program
Related Parties [Line Items]
Number of performance shares (in shares)	314